Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Bank and demand deposits	¥ 1,000,000	¥ 4,600,000			$ 140,000	$ 600,000
Lease term	12 months
Anti-dilutive excluded shares (in Shares)		25,905,000	3,880,000
US [Member]
Significant Accounting Policies [Line Items]
Convenience translation	1				1
RMB [Member]
Significant Accounting Policies [Line Items]
Convenience translation	6.9931				6.9931
Customer Concentration Risk [Member] | Five Customers [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	97.50%